Description of Business (Details)								1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2023 USD ($) shares	Jul. 01, 2023	Jan. 16, 2023 USD ($)	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 24, 2021 USD ($)	Mar. 24, 2021 EUR (€)	Mar. 18, 2021 USD ($) $ / shares shares	Sep. 18, 2023 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 13, 2024 $ / shares	Oct. 18, 2023 $ / shares	Sep. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares
Description of Business [Line Items]
Contributed capital totaling					$ 1,100	€ 875
Price per share (in Euro per share) | € / shares											€ 1
Outstanding debt equity conversion										$ 194,000,000	€ 194,000,000
Warrants issued (in Shares) | shares										800,000	800,000
Warrant price per share (in Dollars per share) | $ / shares									$ 11.5	$ 0.01	€ 0.01
Ordinary share issued (in Shares) | shares									1
Share price (in Dollars per share) | $ / shares										$ 10	€ 10		$ 12
Common stock, shares issued (in Shares) | shares									35,686,757	7,243,514	7,243,514	7,203,514
VeeaSystems SAS [Member]
Description of Business [Line Items]
Ownership percentage		24.50%			17.50%	17.50%				57.50%
Series of Individually Immaterial Business Acquisitions [Member]
Description of Business [Line Items]
Additional shares (in Shares) | shares									6,705,639	4,500,000
Share issued (in Shares) | shares									2,000,000
Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Condition for future business combination										1
Continental stock transfer										$ 19,216,340
Transaction costs										18,336,269
Underwriting discount										6,384,327
Deferred underwriting discount			$ 11,172,572
Other offering costs										779,370
Amount of transaction costs										538,777
Changes in shareholders’ deficit amount										17,797,492
Share price (in Dollars per share) | $ / shares														$ 12.5
Redeemable period of public share								10 days
Interest to pay dissolution expenses								$ 100,000
Net tangible assets consummation										$ 5,000,001
Redemption per share (in Dollars per share) | $ / shares										$ 10.92	€ 10.92	$ 10.15
Aggregate redemption amount										$ 273,112,311.62	€ 273,112,311.62
Shares redeemed (in Shares) | shares	3,228,218									1,972,625
Shares subject to possible redemption (in Shares) | shares										3,255,593	3,255,593	31,921,634
Working capital loans										$ 1,000,000		$ 1,000,000
Operating bank										94,703	€ 94,703
Plum Acquisition Corp. I [Member] | Private Placement Warrants [Member]
Description of Business [Line Items]
Generating proceeds										$ 9,000,000
Plum Acquisition Corp. I [Member] | Second Extension Amendment Proposal [Member]
Description of Business [Line Items]
Cash deposited in trust account	$ 20,000,000
Plum Acquisition Corp. I [Member] | Minimum [Member]
Description of Business [Line Items]
Public share redeemable percentage										100.00%	100.00%
Plum Acquisition Corp. I [Member] | Maximum [Member]
Description of Business [Line Items]
Public share redeemable percentage										100.00%	100.00%
Plum Acquisition Corp. I [Member] | Founder Shares [Member]
Description of Business [Line Items]
Capital contribution							$ 25,000
Plum Acquisition Corp. I [Member] | Trust Acount [Member]
Description of Business [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10
Deferred underwriting discount										$ 11,172,572
Chief Executive Officer [Member] | VeeaSystems SAS [Member]
Description of Business [Line Items]
Ownership percentage		42.50%			7.00%	7.00%
Class A Ordinary Shares [Member]
Description of Business [Line Items]
Warrant price per share (in Dollars per share) | $ / shares									$ 10
Class A Ordinary Shares [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Warrant price per share (in Dollars per share) | $ / shares										$ 11.5	€ 11.5
Ordinary share issued (in Shares) | shares										1	1
Share price (in Dollars per share) | $ / shares														$ 12.5
Redemption per share (in Dollars per share) | $ / shares															$ 10.15	$ 10.15	$ 10.15
Aggregate redemption amount										$ 21,142,260.78	€ 21,142,260.78
Shares redeemed (in Shares) | shares										1,972,625
Redemption price per share (in Dollars per share) | $ / shares										$ 10.72
Common stock, shares issued (in Shares) | shares										7,980,409	7,980,409	0					0
Shares subject to possible redemption (in Shares) | shares										3,255,593	3,255,593				31,921,634	31,921,634	31,921,634
Class A Ordinary Shares [Member] | Plum Acquisition Corp. I [Member] | Extension Amendment Proposal [Member]
Description of Business [Line Items]
Common stock exercise right to redeem (in Shares) | shares										26,693,416
Redemption per share (in Dollars per share) | $ / shares										$ 10.23	€ 10.23
IPO [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Share issued (in Shares) | shares				1,921,634			30,000,000
Price per share (in Dollars per share) | $ / shares				$ 10			$ 10
Generating gross proceeds							$ 300,000,000
Working capital										$ 7,590,471	€ 7,590,471
IPO [Member] | Plum Acquisition Corp. I [Member] | Private Placement Warrants [Member]
Description of Business [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10
Proceeds from sale of units							$ 319,216,340
IPO [Member] | Class A Ordinary Shares [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Share issued (in Shares) | shares										31,921,634
Share price (in Dollars per share) | $ / shares										$ 0.0001	€ 0.0001
Private Placement [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Warrants issued (in Shares) | shares										6,000,000	6,000,000
Warrant price per share (in Dollars per share) | $ / shares										$ 1.5	€ 1.5
Generating proceeds				$ 384,327						$ 9,000,000
Private Placement [Member] | Plum Acquisition Corp. I [Member] | Private Placement Warrants [Member]
Description of Business [Line Items]
Warrants issued (in Shares) | shares										6,000,000	6,000,000
Warrant price per share (in Dollars per share) | $ / shares										$ 1.5	€ 1.5
Private Placement [Member] | Class A Ordinary Shares [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Warrants issued (in Shares) | shares				256,218
Warrant price per share (in Dollars per share) | $ / shares				$ 1.5
Over-Allotment Option [Member] | Plum Acquisition Corp. I [Member]
Description of Business [Line Items]
Share issued (in Shares) | shares				1,921,634						4,500,000
Price per share (in Dollars per share) | $ / shares				$ 10
Over allotments option vesting period										45 days
Underwriting discount				$ 19,216,340